PREPAID GOLD INTEREST - Additional information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) oz	Dec. 31, 2021 USD ($)
Disclosure of transaction between related parties [line items]
Ongoing cash payments as a percentage of spot price of gold for each ounce delivered	16.00%
Gold ounces to be delivered to enable the option to terminate the stream along with satisfaction of 10 years condition | oz	50,000
Maximum gross termination consideration	$ 5,000
Change in fair value of prepaid gold interest (Note 6)		$ (1,310)
Cost of Sales
Disclosure of transaction between related parties [line items]
Non-cash partial settlement of the prepaid gold interest recognized		$ 3,700
Agreement To Acquire Prepaid Gold Interest
Disclosure of transaction between related parties [line items]
Gold ounces to be received per quarter which will be equivalent to dividends distributed by opposite party on 2% of its shares	2.00%
Auramet Capital Partners, L.P
Disclosure of transaction between related parties [line items]
Payments to acquire prepaid gold interest	$ 50,000
Gold ounces to be received per quarter	1,250